FAIR VALUE MEASUREMENTS (Details Narrative)	3 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Sep. 30, 2023 $ / shares	Sep. 30, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets held in trust account	$ 19,308,261	$ 29,029,416
Fair value assets and Lliabilities transfers between levels amount	0	$ 0
Private Warrant [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value measurements input		0.00	0.00	0
US Treasury Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets held in trust account	$ 19,308,261	$ 29,029,416